EMPLOYEE BENEFIT PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Options Outstanding
Number of Options (in shares)	33,993,572
Weighted Average Remaining Contractual life (in years)	5.3
Weighted Average Exercise Price (in dollars per share)	$ 6.26
Options Exercisable
Number of Options (in shares)	26,798,092
Weighted Average Exercise Price (in dollars per share)	$ 7.53
Range of Exercise Prices, $0.00 to $1.149
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 0.00
Exercise price per share, high end of the range (in dollars per share)	$ 1.149
Options Outstanding
Number of Options (in shares)	15,912,326
Weighted Average Remaining Contractual life (in years)	7.2
Weighted Average Exercise Price (in dollars per share)	$ 1.14
Options Exercisable
Number of Options (in shares)	9,473,119
Weighted Average Exercise Price (in dollars per share)	$ 1.14
Range of Exercise Prices, $1.15 to $10.639
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 1.15
Exercise price per share, high end of the range (in dollars per share)	$ 10.639
Options Outstanding
Number of Options (in shares)	10,968,023
Weighted Average Remaining Contractual life (in years)	5.0
Weighted Average Exercise Price (in dollars per share)	$ 7.25
Options Exercisable
Number of Options (in shares)	10,211,750
Weighted Average Exercise Price (in dollars per share)	$ 7.45
Range of Exercise Prices, $10.64 to $13.959
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 10.64
Exercise price per share, high end of the range (in dollars per share)	$ 13.959
Options Outstanding
Number of Options (in shares)	2,870,801
Weighted Average Remaining Contractual life (in years)	2.2
Weighted Average Exercise Price (in dollars per share)	$ 12.11
Options Exercisable
Number of Options (in shares)	2,870,801
Weighted Average Exercise Price (in dollars per share)	$ 12.11
Range of Exercise Prices, $13.96 to $17.589
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 13.96
Exercise price per share, high end of the range (in dollars per share)	$ 17.589
Options Outstanding
Number of Options (in shares)	3,594,422
Weighted Average Remaining Contractual life (in years)	1.1
Weighted Average Exercise Price (in dollars per share)	$ 17.09
Options Exercisable
Number of Options (in shares)	3,594,422
Weighted Average Exercise Price (in dollars per share)	$ 17.09
Range of Exercise Prices, $17.59 to $28.759
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 17.59
Exercise price per share, high end of the range (in dollars per share)	$ 28.759
Options Outstanding
Number of Options (in shares)	612,000
Weighted Average Remaining Contractual life (in years)	0.8
Weighted Average Exercise Price (in dollars per share)	$ 28.16
Options Exercisable
Number of Options (in shares)	612,000
Weighted Average Exercise Price (in dollars per share)	$ 28.16
Range of Exercise Prices, $28.76 and over
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 28.76
Options Outstanding
Number of Options (in shares)	36,000
Weighted Average Remaining Contractual life (in years)	0.6
Weighted Average Exercise Price (in dollars per share)	$ 45.14
Options Exercisable
Number of Options (in shares)	36,000
Weighted Average Exercise Price (in dollars per share)	$ 45.14